Share-based payment - Main characteristics of the Plans (Details) R$ / shares in Units, R$ in Thousands					12 Months Ended
	Jan. 31, 2022 shares R$ / shares	Jul. 09, 2020 shares R$ / shares	Feb. 05, 2018 shares R$ / shares	Sep. 30, 2016 shares R$ / shares	Dec. 31, 2022 BRL (R$) shares R$ / shares	Dec. 31, 2021 BRL (R$) R$ / shares	Dec. 31, 2020 BRL (R$) R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum terms of options					3 years
Total number shares granted					17,421,000,000	4,762,800,000	17,858,700,000
Average Strike Price					R$ 8,080.00	R$ 4,060.00	R$ 3,060.00
Inter & Co Payments, Inc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average Strike Price					R$ 5.31
Plan 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number shares granted				10,584,000,000		648,000,000
Vesting					5 years
Average Strike Price				R$ 260
Share plan expense in exercise | R$							R$ 48
Strike price					R$ 770
Plan 2 and 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum terms of options					2 years
Plan 4 (tranche 1)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number shares granted			32,714,784,000				2,880,000,000
Vesting					5 years
Average Strike Price			R$ 300
Strike price					R$ 900
Plan 4 (tranche 2)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number shares granted		19,093,500,000				4,114,800,000	14,978,700,000
Vesting					5 years
Average Strike Price		R$ 3,600
Share plan expense in exercise | R$					R$ 3,571	R$ 3,089
Strike price					R$ 10,750
Plan 4 (tranche 3)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number shares granted | shares	19,500,000,000				17,421,000,000
Vesting					5 years
Average Strike Price	R$ 8,080.00
Share plan expense in exercise | R$					R$ 25,802
Strike price					R$ 8,080.00
Plan 1 | Inter & Co Payments, Inc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share plan expense in exercise | R$					R$ 62,592
USEND
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number shares granted | shares					1,132,885,000
Vesting					3 years
Strike price					R$ 5.31